Cover	May 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2026
Entity File Number	001-40564
Entity Registrant Name	Chicago Atlantic BDC, Inc.
Entity Central Index Key	0001843162
Entity Tax Identification Number	86-2872887
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	600 Madison Avenue,
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	312
Local Phone Number	625-9295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	LIEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false